Provisions - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 13, 2026
Disclosure Of Provisions [Line Items]
Restructuring charges related to staff	€ 41	€ 54	€ 27
Current restructuring provision	€ 44	51
Description Of Warranty Terms	The warranty terms range from one to five years.
Restructuring Expenses For Non Staff	€ 3	€ 9
Provision For Interest In Tax				€ 40
Non Current Portion Of Group Tax				29
Provision For Non Current Portion Of Group Tax				€ 23